Document and Entity Information	Apr. 08, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001657573
Document Type	8-K
Document Period End Date	Apr. 08, 2024
Entity Registrant Name	Xometry, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40546
Entity Tax Identification Number	32-0415449
Entity Address, Address Line One	6116 Executive Blvd
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	North Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20852
City Area Code	(240)
Local Phone Number	252-1138
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.000001 per share
Trading Symbol	XMTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false